Balances and transactions with related parties: (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial income:
Revenue	$ 12,589,818	$ 9,753,491	$ 8,994,597
Stockholders:
Technical assistance (Note 13.4)	(346,487)	(288,111)	(239,175)
Related parties:
Administrative services	204,418	204,843	196,990
Leasing	5,019	4,825	4,084
Other	144,322	114,347	84,852
Autobuses de Oriente, S. A. de C. V. [member]
Commercial income:
Revenue	11,770	9,615	8,274
Autobuses Golfo Pacífico, S. A. de C. V [member]
Commercial income:
Revenue	6,382	5,947	5,560
Coordinados de Mexico de Oriente, S. A. de C. V. [member]
Commercial income:
Revenue	139	134	141
Aerostar [member]
Interest income:
Aerostar (joint venture) (Note 8)	69,202	83,483	65,705
Related parties [member]
Related parties:
Administrative services
Leasing	(5,019)	(4,825)	(4,084)
Cleaning services	(10,239)	(9,541)	(9,084)
Other	$ (598)	$ (2,473)	$ (1,006)